Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
32	Condensed financial information of the parent company

The Group’s PRC VIEs and PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Group. The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China. The Group’s subsidiaries are also required to set aside at least 10% of its net income based on PRC accounting standards each year to its statutory reserves account until the accumulative amount of such reserves reaches 50% of its respective registered capital. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

In addition, the Group’s operations and revenues are conducted and generated in China, all of the Group’s revenues being earned and currency received are denominated in RMB. RMB is subject to the foreign exchange control regulation in China, and, as a result, the Group may be unable to distribute any dividends outside of China due to PRC foreign exchange control regulations that restrict the Group’s ability to convert RMB into US Dollars.

Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party. The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the Group’s PRC subsidiary and VIE exceed 25% of the consolidated net assets of the Group.

The condensed financial information of the parent company has been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04, using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Group uses the equity method to account for investments in its subsidiaries. The footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Group, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Group.

On January 8, 2014, the Group was incorporated in the Cayman Islands with one subscriber’s share allotted and issued at par value of HKD0.0001, representing 100% of the entire ordinary share of the Group. The shareholder as well as shareholder’s equity remained the same until the reorganization with Sincere Fame.

Condensed balance sheets

	December 31, 2021	December 31, 2022
	RMB	RMB
Assets

Cash and cash equivalents	-	5,080,204
investment securities	-	11,320,828
Investments in subsidiaries	392,559,403	392,559,403
Other assets	291,457,560	212,636,091
Total assets	684,016,963	621,596,526
Liabilities and shareholders’ equity

Accrued employee benefits	-	620,748
Other operating liabilities	9,697,485	10,827,876
Total liabilities	9,697,485	11,448,624
Ordinary shares (USD0.0001 par value; 3,800,000,000 shares authorized; 1,559,576,960 shares issued and 1,371,643,240 shares outstanding as of December 31, 2021 and December 31, 2022, respectively)	916,743	916,743
Treasury stock	-	(87,631,475)
Additional paid-in capital	705,422,445	705,422,445
Retained earnings	(7,467,430)	(7,944,752)
Accumulated other comprehensive losses	(24,552,280)	(615,059)
Total shareholders’ equity	674,319,478	610,147,902

Total liabilities and shareholders’ equity	684,016,963	621,596,526

Condensed statements of comprehensive income

	Year ended December 31
	2021	2022
	RMB	RMB
Interest and fees income
Interest income on debt securities	-	621,472
Interest on deposits with banks	171	20,593
Total interest and fees income	171	642,065

Realized gains on sales of investments, net	-	2,889,427
Other gains, net	481,007	(22)
Total non-interest income	481,007	2,889,405

Operating expenses
Employee compensation and benefits	(580,464)	(620,748)
Other expenses	(90,221)	(3,388,044)
Total operating expenses	(670,685)	(4,008,792)

Income before income tax expense	(189,507)	(477,322)
Net losses	(189,507)	(477,322)
Other comprehensive (losses)/income
Foreign currency translation adjustment	(6,970,285)	23,937,221
Comprehensive (losses)/income	(7,159,792)	23,459,899

Condensed statements of cash flows

	Year ended December 31
	2021	2022
	RMB	RMB
Cash flows from operating activities:

Net losses	(189,507)	(477,322)
Other operating assets	483,825	67,500,641
Other operating liabilities	(3,609,478)	1,751,140
Net cash (used in)/provided by operating activities	(3,315,160)	68,774,459
Cash flows from financing activities:
Repurchase of ordinary shares	-	(87,631,475)
Net cash used in financing activities	-	(87,631,475)
Net decrease in cash and cash equivalents	(3,315,160)	(18,857,016)
Cash and cash equivalents at the beginning of year	3,315,160	-
Effect of exchange rate change on cash and cash equivalents	-	23,937,220
Cash and cash equivalents at the end of year	-	5,080,204